Balances and Transactions with Related Parties - Summary of Compensation Paid to Members of the Board of Directors (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Transactions Between Related Parties [Line Items]
Board of subsidiaries ThCh$	$ 3,700,042	$ 2,123,227
Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Board of subsidiaries ThCh$	445,161	372,170
Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Board of subsidiaries ThCh$	$ 85,512	$ 75,750
HermanChadwickPineraMember
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	4.975.992-4	4.975.992-4
Name	Hermán Chadwick Piñera	Hermán Chadwick Piñera
Position	Chairman	Chairman
Period in position	January - December 2017	March - December 2016
HermanChadwickPineraMember | Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Board of subsidiaries ThCh$	$ 178,065	$ 129,578
Giulio Fazio [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreigner	Foreigner
Name	Giulio Fazio	Giulio Fazio
Position	Vice Chairman	Vice Chairman
Period in position	January - December 2017	March - December 2016
Fernan Gazmuri Plaza [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	4.461.192-9	4.461.192-9
Name	Fernán Gazmuri Plaza	Fernán Gazmuri Plaza
Position	Director	Director
Period in position	January - December 2017	March - December 2016
Fernan Gazmuri Plaza [Member] | Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Board of subsidiaries ThCh$	$ 89,032	$ 80,864
Fernan Gazmuri Plaza [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Board of subsidiaries ThCh$	$ 28,504	$ 25,250
Pedro Pablo Cabrera Gaete [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	4.774.797-K	4.774.797-K
Name	Pedro Pablo Cabrera Gaete	Pedro Pablo Cabrera Gaete
Position	Director	Director
Period in position	January - December 2017	March - December 2016
Pedro Pablo Cabrera Gaete [Member] | Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Board of subsidiaries ThCh$	$ 89,032	$ 80,864
Pedro Pablo Cabrera Gaete [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Board of subsidiaries ThCh$	$ 28,504	$ 25,250
Juan Gerardo Jofre Miranda [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	5.672.444-3	5.672.444-3
Name	Juan Gerardo Jofré Miranda	Juan Gerardo Jofré Miranda
Position	Director	Director
Period in position	January - December 2017	March - December 2016
Juan Gerardo Jofre Miranda [Member] | Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Board of subsidiaries ThCh$	$ 89,032	$ 80,864
Juan Gerardo Jofre Miranda [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Board of subsidiaries ThCh$	$ 28,504	$ 25,250
Vicenzo Ranieri [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreigner	Foreigner
Name	Vicenzo Ranieri	Vicenzo Ranieri
Position	Director	Director
Period in position	January - December 2017	March - December 2016
Salvatore Bernabei [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreigner	Foreigner
Name	Salvatore Bernabei	Salvatore Bernabei
Position	Director	Director
Period in position	January - December 2017	March - December 2016